SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS, NET (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years